Acquisition And Disposition Activities (Schedule Of Unaudited Pro Forma) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Acquisition And Disposition Activities [Abstract]
Net finance revenue	$ 3,131.4	$ 3,247.4
Net income	$ 636.1	$ 1,708.2